UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2003

Check here if Amendment |_| ; Amendment Number: ___________

This Amendment (Check only one.):               |_| is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DOUG WELCH
Title: ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-2170

Signature, Place, and Date of Signing:


      /s/ Doug Welch                NORTHBROOK, IL.                   11/12/2003
      -------------------------     -------------------         ----------------
              [Signature]              [City, State]                 [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         ONE

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:    261,864 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

1            028-10298                     ALLSTATE INVESTMENTS LLC

                                                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                TITLE OF                  VALUE     SHARES/     SH/   PUT/   INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS          CUSIP    (x$1000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
----------------------------- ------------    ---------  --------  ----------   ---   ----   -------  ----------  ----  ------  ----
BAXTER INTERNATIONAL, INC.    COMMON STOCK    071813109       901      31,000    SH          DEFINED      1        X
ELECTRONIC DATA SYSTEMS CORP. COMMON STOCK    285661104     1,061      52,500    SH          DEFINED      1        X
EQUITY RESIDENTIAL SERIES G   NON-REDEEM P/S  29476L859     2,608     100,000    SH          DEFINED      1        X
GENERAL MOTORS CORP           REDEEMABLE P/S  370442717     7,007     260,000    SH          DEFINED      1        X
GENERAL MOTORS SERIES A       REDEEMABLE P/S  370442741     5,423     220,000    SH          DEFINED      1        X
JOHNSON & JOHNSON             COMMON STOCK    478160104     2,129      43,000    SH          DEFINED      1        X
MOTOROLA INC                  NON-REDEEM P/S  620076208       758      20,000    SH          DEFINED      1        X
NEW VALLEY CORP. WARRANTS     WARRANTS        649080116         1      16,800    SH          DEFINED      1        X
TRAVELERS PPTY CASUALTY       REDEEMABLE P/S  89420G307     7,800     340,000    SH          DEFINED      1        X

AFFILIATED COMPUTER SVCS INC  DEBT            008190AF7     2,969   2,500,000   PRN          DEFINED      1        X
AFFILIATED MANAGERS           DEBT            008252AC2       940   1,000,000   PRN          DEFINED      1        X
AMER INTL GROUP               DEBT            026874AP2     6,370   9,725,000   PRN          DEFINED      1        X
AMERICA ONLINE                DEBT            02364JAC8     5,793   9,400,000   PRN          DEFINED      1        X
AMERICAN INTERNATIONAL GROUP  DEBT            026874AN7     3,281   3,500,000   PRN          DEFINED      1        X
AMGEN INC                     DEBT            031162AE0     2,017   2,650,000   PRN          DEFINED      1        X
AON CORP                      DEBT            037389AQ6     4,056   3,500,000   PRN          DEFINED      1        X
APOGENT TECH                  DEBT            03760AAE1     2,344   2,350,000   PRN          DEFINED      1        X
ARROW ELECTRONIC              DEBT            042735AY6     4,229   8,500,000   PRN          DEFINED      1        X
BEST BUY                      DEBT            086516AD3     4,329   5,850,000   PRN          DEFINED      1        X
BJ SERVICES CO                DEBT            055482AF0     3,673   4,500,000   PRN          DEFINED      1        X
CARNIVAL CORP                 DEBT            143658AN2     2,524   2,300,000   PRN          DEFINED      1        X
CARNIVAL CORP                 DEBT            143658AS1     3,795   6,000,000   PRN          DEFINED      1        X
CENDANT CORP                  DEBT            151313AF0     1,703   2,500,000   PRN          DEFINED      1        X
CENDANT CORP                  DEBT            151313AN3     6,905   6,600,000   PRN          DEFINED      1        X
CENTURYTEL INC                DEBT            156700AH9     1,156   1,000,000   PRN          DEFINED      1        X
CHIRON CORP                   DEBT            170040AE9     1,989   3,400,000   PRN          DEFINED      1        X
COMPUTER ASSOC                DEBT            204912AR0     7,975   6,200,000   PRN          DEFINED      1        X
COSTCO                        DEBT            22160QAC6     3,606   5,000,000   PRN          DEFINED      1        X
CSX CORP                      DEBT            126408GA5     5,058   6,150,000   PRN          DEFINED      1        X
DEVON ENERGY CORP             DEBT            25179MAA1     6,614   6,500,000   PRN          DEFINED      1        X
DEVON ENERGY CORP.            DEBT            25179MAB9     2,035   2,000,000   PRN          DEFINED      1        X
DIAMOND OFFSHORE              DEBT            25271CAE2     3,422   3,750,000   PRN          DEFINED      1        X
DISNEY (WALT) CO              DEBT            254687AU0     8,170   8,000,000   PRN          DEFINED      1        X
DUKE ENERGY CORP              DEBT            264399EJ1     6,889   6,950,000   PRN          DEFINED      1        X
FIRST DATA                    DEBT            319963AD6     4,158   3,850,000   PRN          DEFINED      1        X
GATX CORP                     DEBT            361448AC7       522     500,000   PRN          DEFINED      1        X
GEN MILLS INC                 DEBT            370334AU8     1,059   1,500,000   PRN          DEFINED      1        X
GREATER BAY                   DEBT            391648AJ1     1,943   3,000,000   PRN          DEFINED      1        X
GTECH HOLDINGS                DEBT            400518AB2       806     500,000   PRN          DEFINED      1        X
HARRIS CORP                   DEBT            413875AH8       430     400,000   PRN          DEFINED      1        X
HEALTH MGMT ASSO              DEBT            421933AD4       753     850,000   PRN          DEFINED      1        X
HEWLETT PACKARD CO CONV       DEBT            428236AC7     2,688   5,000,000   PRN          DEFINED      1        X
HORACE MANN                   DEBT            440327AG9     2,492   5,600,000   PRN          DEFINED      1        X
INTL PAPER CO                 DEBT            460146BM4     8,739  16,450,000   PRN          DEFINED      1        X
IVAX CORP                     DEBT            465823AD4     3,060   3,000,000   PRN          DEFINED      1        X
IVAX CORP                     DEBT            465823AG7     1,472   1,500,000   PRN          DEFINED      1        X
JONES APPAREL                 DEBT            480081AD0     6,640  12,100,000   PRN          DEFINED      1        X
KERR-MCGEE                    DEBT            492386AP2     2,773   2,660,000   PRN          DEFINED      1        X
LABORATORY CP                 DEBT            50540RAC6     2,089   3,000,000   PRN          DEFINED      1        X
LEGG MASON INC                DEBT            524901AG0     1,200   2,000,000   PRN          DEFINED      1        X
LIBERTY MEDIA                 DEBT            530715AN1       770   1,000,000   PRN          DEFINED      1        X
LIBERTY MEDIA                 DEBT            530715AR2     3,458   3,565,000   PRN          DEFINED      1        X
LIBERTY MEDIA / AT&T CORP     DEBT            530715AG6     2,816   4,250,000   PRN          DEFINED      1        X
LOWES COMPANIES               DEBT            548661CF2     3,876   4,500,000   PRN          DEFINED      1        X
LOWES COMPANIES               DEBT            548661CG0     1,041   1,000,000   PRN          DEFINED      1        X
MASCO CORP                    DEBT            574599AW6     6,563  15,000,000   PRN          DEFINED      1        X
MEDTRONIC INC                 DEBT            585055AB2    11,568  11,300,000   PRN          DEFINED      1        X
MERRILL LYNCH                 DEBT            590188A65     3,478   6,500,000   PRN          DEFINED      1        X
MERRILL LYNCH                 DEBT            590188A73     3,870   3,800,000   PRN          DEFINED      1        X
MORGAN STANLEY                DEBT            617446GR4     2,275   2,500,000   PRN          DEFINED      1        X
NEWS AMER INC                 DEBT            652482AZ3     4,153   7,500,000   PRN          DEFINED      1        X
ODYSSEY RE HLDGS              DEBT            67612WAB4     2,330   2,000,000   PRN          DEFINED      1        X
OMNICOM GROUP                 DEBT            681919AM8     3,975   4,000,000   PRN          DEFINED      1        X
PMI GROUP INC                 DEBT            69344MAE1     4,177   3,950,000   PRN          DEFINED      1        X
QUEST DIAGNOSTIC              DEBT            74834LAF7     2,018   2,000,000   PRN          DEFINED      1        X
RADIAN GROUP                  DEBT            750236AF8     1,541   1,500,000   PRN          DEFINED      1        X
STMICROELECTRON               DEBT            861012AB8     1,778   2,000,000   PRN          DEFINED      1        X
SUPERVALU INC                 DEBT            868536AP8     1,550   5,000,000   PRN          DEFINED      1        X
TEVA PHARMACEUT               DEBT            88163VAB5     5,155   3,950,000   PRN          DEFINED      1        X
TJX COMPANIES                 DEBT            872540AL3     1,563   2,000,000   PRN          DEFINED      1        X
TRANSOCEAN SEDCO FOREX        DEBT            893830AD1     3,898   4,050,000   PRN          DEFINED      1        X
UNIV HEALTH SVCS              DEBT            913903AL4     4,196   6,700,000   PRN          DEFINED      1        X
VERIZON GLOBAL                DEBT            92344GAN6     2,151   3,600,000   PRN          DEFINED      1        X
WEATHERFORD INT'L             DEBT            947074AB6     1,681   2,700,000   PRN          DEFINED      1        X
WORLD COLOR PRESS, INC.,
  CONVERTIBLE                 DEBT            981443AA2     1,013   1,000,000   PRN          DEFINED      1        X
XL CAPITAL LTD                DEBT            98372PAB4     8,128  12,800,000   PRN          DEFINED      1        X
YOUNG & RUBICAM               DEBT            987425AC9     2,488   2,500,000   PRN          DEFINED      1        X

-----------------------------------------------------------------
"STOCK"                                               9    27,688
-----------------------------------------------------------------
DEBT                                                 68   234,176
-----------------------------------------------------------------
REPORT TOTALS                                        77   261,864
-----------------------------------------------------------------